Debt (Short-Term Debt) (Details) (USD $) In Millions, unless otherwise specified				12 Months Ended				6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 5-year term loan facility expires 2016 [Member]	Dec. 31, 2011 5-year term loan facility expires 2016 [Member]	Dec. 31, 2012 6.000% loan notes due 2012 [Member]	Dec. 31, 2011 6.000% loan notes due 2012 [Member]	Jun. 30, 2013 Term Loan Facility Expires 2016 [Member]	Dec. 31, 2012 Term Loan Facility Expires 2016 [Member]
Short-term debt and current portion of long-term debt
Current portion of 5-year term loan facility expires 2016				$ 15	$ 11			$ 15	$ 15
6.000% loan notes due 2012						0	4
Short-term debt and current portion of long-term debt	$ 17	$ 15	$ 15
Maturity period of debt instrument				5 years				5 years
Interest rate on debt						6.00%